Net Finance Cost - Summary of Net Finance Costs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about finance income expense [Line Items]
Finance costs	€ (591)	€ (556)	€ (584)
Bank loans and overdrafts	(44)	(46)	(67)
Interest on bonds and other loans	(560)	(519)	(501)
Dividends paid on preference shares		(4)	(4)
Net gain/(loss) on transactions for which hedge accounting is not applied	13	13	(12)
Finance income	135	157	115
Pensions and similar obligations	(25)	(96)	(94)
Net finance costs before non-underlying items	(481)	(495)	(563)
Premium paid on buyback of preference shares		(382)
Net finance costs	(481)	(877)	(563)
Foreign exchange derivatives [member]
Disclosure of detailed information about finance income expense [Line Items]
Net gain/(loss) on transactions for which hedge accounting is not applied	144	384	(215)
Exchange Differences On Underlying Items [Member]
Disclosure of detailed information about finance income expense [Line Items]
Net gain/(loss) on transactions for which hedge accounting is not applied	€ (131)	€ (371)	€ 203